Other Income/Expenses - Summary of Employee Benefits Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits expense [line items]
Total	₽ 45,193	₽ 43,224	₽ 41,384
Cost of sales [member]
Employee benefits expense [line items]
Wages and salaries	21,970	21,235	21,020
Social security costs	7,417	7,005	6,877
Post-employment benefits	219	209	182
Selling and distribution expenses [member]
Employee benefits expense [line items]
Wages and salaries	4,146	3,864	3,566
Social security costs	1,098	1,055	968
Administrative and other operating expenses [member]
Employee benefits expense [line items]
Wages and salaries	8,275	7,853	6,939
Social security costs	₽ 2,068	₽ 2,003	₽ 1,832